Basis Of Presentation and General Information - Non Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2013
Camelia Navigation S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Explorer Shipholding Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Epic Investments Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Opera Navigation Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Ovation Services Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Sep. 16, 2009
Letitia Shipping Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 04, 2010
Ardelia Navigation Ltd.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2010
Eridanus Trading Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul. 01, 2010
Delphis Shipping S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2011